BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common stock, par value		$ 0.0001
Common stock, shares authorized		100
Common stock, shares issued		100
Common stock, shares outstanding		100
Shares subject to possible redemption outstanding		28,000,000
D. Boral ARC Acquisition I Corp [Member]
Shares subject to possible redemption issued	$ 0.0001	$ 0.0001
Shares subject to possible redemption issued	500,000,000	500,000,000
Shares subject to possible redemption issued	28,000,000	28,000,000
Shares subject to possible redemption outstanding	28,000,000	28,000,000
Shares subject to possible redemption , redemption price per share	$ 10.26	$ 10.17
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
D. Boral ARC Acquisition I Corp [Member] | Ordinary Shares Class B [Member]
Shares subject to redemption		28,000,000
D. Boral ARC Acquisition I Corp [Member] | Ordinary Shares Class A [Member]
Shares subject to redemption	28,000,000	28,000,000
D. Boral ARC Acquisition I Corp [Member] | Class A Ordinary Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	1,200,000	1,200,000
Common stock, shares outstanding	1,200,000	1,200,000
D. Boral ARC Acquisition I Corp [Member] | Class B Ordinary Shares [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	12,000,000	12,000,000
Common stock, shares outstanding	12,000,000	12,000,000
Exascale Labs Inc. [Member]
Common stock, par value	$ 0.01
Common stock, shares authorized	1,500
Exascale Labs Inc. [Member] | Class A Ordinary Shares [Member]
Common stock, par value	$ 0.01
Common stock, shares authorized	303
Common stock, shares issued	303
Common stock, shares outstanding	303
Exascale Labs Inc. [Member] | Class B Ordinary Shares [Member]
Common stock, par value	$ 0.01
Common stock, shares authorized	1,197
Common stock, shares issued	1,197
Common stock, shares outstanding	1,197